Organization and Principal Activities - Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Hong Kong [Member] | Zhongchai Holding (Hong Kong) Limited [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Apr. 23, 2009	Apr. 23, 2009
Paid-in Capital	$ 10,000	$ 10,000
Ownership Percentage	100.00%	100.00%
Principal Activities	Holding	Holding
Hong Kong [Member] | Hengyu Capital, Ltd [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Aug. 16, 2022	Aug. 16, 2022
Paid-in Capital	$ 10,000	$ 10,000
Ownership Percentage	62.50%	62.50%
Principal Activities	Investment management and consulting services	Investment management and consulting services
PRC [Member] | Zhejiang Zhongchai Machinery Co., Ltd. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Nov. 21, 2005	Nov. 21, 2005
Paid-in Capital	$ 20,000,000	$ 20,000,000
Ownership Percentage	89.47%	89.47%
Principal Activities	Manufacture, sale of various transmission boxes	Manufacture, sale of various transmission boxes
PRC [Member] | Hangzhou Greenland Energy Technologies Co., Ltd. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Aug. 09, 2019	Aug. 08, 2020
Paid-in Capital	$ 8,669,482	$ 8,669,482
Ownership Percentage	100.00%	100.00%
Principal Activities	Trading	Trading
Delaware [Member] | HEVI Corp. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Jan. 14, 2020	Jan. 14, 2020
Paid-in Capital	$ 6,363,557	$ 6,363,557
Ownership Percentage	100.00%	100.00%
Principal Activities	U.S. operation and distribution of electric industrial vehicles for North American market	U.S. operation and distribution of electric industrial vehicles for North American market
Delaware [Member] | Greenland Holding Enterprises Inc. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Aug. 28, 2023	Aug. 28, 2023
Paid-in Capital	$ 1	$ 1
Ownership Percentage	100.00%	100.00%
Principal Activities	Holding	Holding